Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Morgan Stanley Long Duration Government Opportunities Fund
Entity Central Index Key	0000730044
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000006467
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Long Duration Government Opportunities Fund
Class Name	Class A
Trading Symbol	USGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Long Duration Government Opportunities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.85%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Long Treasury Index:

↓ Duration positioning detracted, as the headline duration of the portfolio was modestly longer than its benchmark for much of the year

↓ On an absolute basis, the Fund’s U.S. Treasury futures positions were negatively impacted by the rise in yields during the period

↑ A large allocation to U.S. agency collateralized mortgage obligations (CMOs) and U.S. agency pass-through securities, which are not included in the benchmark, were the largest contributors due to these securities’ higher yields

↑ A modest out-of-benchmark allocation to non-agency residential mortgage-backed securities (RMBS) benefited from both spread tightening and attractive yields

↑ Yield curve positioning was advantageous, helped by an overweight to the intermediate portion of the curve and an underweight to the long end of the curve

Line Graph [Table Text Block]
	Class A with maximum sales charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index	Bloomberg U.S. Long Treasury Index
12/14	$9,674	$10,000	$10,000	$10,000
1/15	$9,776	$10,190	$10,180	$10,856
2/15	$9,705	$10,131	$10,085	$10,275
3/15	$9,754	$10,173	$10,137	$10,396
4/15	$9,740	$10,161	$10,109	$10,073
5/15	$9,701	$10,143	$10,099	$9,913
6/15	$9,631	$10,030	$10,017	$9,533
7/15	$9,683	$10,088	$10,090	$9,867
8/15	$9,668	$10,059	$10,096	$9,865
9/15	$9,720	$10,098	$10,171	$10,017
10/15	$9,727	$10,130	$10,153	$9,962
11/15	$9,703	$10,093	$10,124	$9,880
12/15	$9,683	$10,043	$10,113	$9,879
1/16	$9,825	$10,154	$10,289	$10,375
2/16	$9,870	$10,226	$10,357	$10,684
3/16	$9,905	$10,351	$10,379	$10,684
4/16	$9,950	$10,422	$10,380	$10,631
5/16	$9,960	$10,430	$10,386	$10,715
6/16	$10,110	$10,614	$10,551	$11,373
7/16	$10,164	$10,701	$10,584	$11,628
8/16	$10,177	$10,713	$10,556	$11,517
9/16	$10,200	$10,715	$10,561	$11,332
10/16	$10,129	$10,644	$10,484	$10,870
11/16	$9,926	$10,405	$10,251	$10,063
12/16	$9,916	$10,436	$10,245	$10,010
1/17	$9,936	$10,472	$10,257	$10,049
2/17	$9,980	$10,553	$10,307	$10,206
3/17	$9,961	$10,550	$10,306	$10,149
4/17	$10,028	$10,637	$10,375	$10,306
5/17	$10,095	$10,719	$10,440	$10,510
6/17	$10,098	$10,710	$10,413	$10,552
7/17	$10,131	$10,764	$10,443	$10,487
8/17	$10,215	$10,856	$10,540	$10,847
9/17	$10,169	$10,818	$10,478	$10,612
10/17	$10,168	$10,831	$10,470	$10,604
11/17	$10,147	$10,815	$10,455	$10,680
12/17	$10,181	$10,863	$10,488	$10,864
1/18	$10,061	$10,758	$10,355	$10,513
2/18	$9,992	$10,656	$10,283	$10,197
3/18	$10,063	$10,710	$10,365	$10,506
4/18	$9,994	$10,638	$10,295	$10,302
5/18	$10,079	$10,696	$10,379	$10,520
6/18	$10,068	$10,681	$10,382	$10,538
7/18	$10,033	$10,703	$10,352	$10,383
8/18	$10,097	$10,756	$10,424	$10,547
9/18	$10,000	$10,710	$10,342	$10,235
10/18	$9,942	$10,620	$10,287	$9,923
11/18	$9,969	$10,668	$10,378	$10,111
12/18	$10,180	$10,835	$10,585	$10,664
1/19	$10,242	$10,984	$10,649	$10,735
2/19	$10,232	$10,996	$10,629	$10,604
3/19	$10,392	$11,195	$10,811	$11,161
4/19	$10,395	$11,210	$10,791	$10,962
5/19	$10,583	$11,382	$10,997	$11,679
6/19	$10,657	$11,543	$11,089	$11,835
7/19	$10,685	$11,578	$11,099	$11,854
8/19	$10,933	$11,840	$11,363	$13,098
9/19	$10,860	$11,788	$11,308	$12,772
10/19	$10,866	$11,826	$11,329	$12,662
11/19	$10,853	$11,824	$11,313	$12,596
12/19	$10,834	$11,842	$11,287	$12,245
1/20	$11,021	$12,054	$11,483	$13,083
2/20	$11,220	$12,235	$11,712	$13,960
3/20	$11,107	$11,996	$11,964	$14,805
4/20	$11,248	$12,236	$12,040	$15,104
5/20	$11,269	$12,350	$12,029	$14,822
6/20	$11,368	$12,453	$12,031	$14,841
7/20	$11,467	$12,672	$12,119	$15,469
8/20	$11,412	$12,599	$12,044	$14,802
9/20	$11,435	$12,576	$12,049	$14,859
10/20	$11,352	$12,531	$11,982	$14,411
11/20	$11,398	$12,695	$12,010	$14,584
12/20	$11,435	$12,739	$12,005	$14,413
1/21	$11,415	$12,659	$11,943	$13,893
2/21	$11,282	$12,495	$11,786	$13,119
3/21	$11,176	$12,350	$11,657	$12,465
4/21	$11,248	$12,454	$11,734	$12,755
5/21	$11,244	$12,501	$11,749	$12,813
6/21	$11,281	$12,592	$11,790	$13,271
7/21	$11,378	$12,719	$11,913	$13,755
8/21	$11,348	$12,710	$11,893	$13,726
9/21	$11,280	$12,602	$11,800	$13,333
10/21	$11,247	$12,591	$11,785	$13,581
11/21	$11,255	$12,607	$11,833	$13,941
12/21	$11,199	$12,598	$11,793	$13,743
1/22	$11,023	$12,322	$11,591	$13,174
2/22	$10,901	$12,154	$11,500	$12,982
3/22	$10,565	$11,828	$11,167	$12,289
4/22	$10,234	$11,387	$10,806	$11,196
5/22	$10,240	$11,449	$10,866	$10,984
6/22	$10,145	$11,221	$10,739	$10,822
7/22	$10,341	$11,503	$10,979	$11,111
8/22	$10,072	$11,204	$10,667	$10,619
9/22	$9,659	$10,721	$10,233	$9,780
10/22	$9,469	$10,603	$10,090	$9,237
11/22	$9,819	$10,999	$10,414	$9,891
12/22	$9,740	$10,961	$10,364	$9,722
1/23	$10,063	$11,301	$10,654	$10,346
2/23	$9,837	$11,024	$10,394	$9,855
3/23	$10,013	$11,282	$10,654	$10,322
4/23	$10,071	$11,351	$10,711	$10,376
5/23	$9,936	$11,233	$10,605	$10,086
6/23	$9,795	$11,216	$10,604	$10,084
7/23	$9,662	$11,227	$10,374	$9,866
8/23	$9,476	$11,160	$10,085	$9,590
9/23	$8,812	$10,893	$9,349	$8,891
10/23	$8,276	$10,730	$8,888	$8,452
11/23	$9,288	$11,213	$9,701	$9,226
12/23	$10,291	$11,638	$10,537	$10,020
1/24	$10,160	$11,610	$10,305	$9,800
2/24	$9,623	$11,471	$10,069	$9,576
3/24	$9,786	$11,584	$10,193	$9,694
4/24	$8,905	$11,313	$9,572	$9,103
5/24	$9,434	$11,500	$9,846	$9,363
6/24	$9,771	$11,606	$10,008	$9,518
7/24	$10,332	$11,869	$10,366	$9,858
8/24	$10,718	$12,044	$10,577	$10,059
9/24	$10,844	$12,209	$10,791	$10,262
10/24	$9,931	$11,932	$10,229	$9,728
11/24	$10,203	$12,057	$10,415	$9,905
12/24	$9,605	$11,875	$9,861	$9,378

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	(6.66)%	(2.38)%	(0.07)%
Class A, with 3.25% maximum front end sales charge	(9.73)%	(3.02)%	(0.40)%
Bloomberg U.S. Universal Index	2.04%	0.06%	1.73%
Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index	(6.41)%	(2.67)%	(0.14)%
Bloomberg U.S. Long Treasury Index	(6.41)%	(5.20)%	(0.64)%

AssetsNet	$ 212,585,110
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 329,907
InvestmentCompanyPortfolioTurnover	520.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$212,585,110
# of Portfolio Holdings	176
Portfolio Turnover Rate	520%
Total Advisory Fees Paid	$329,907

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash & Equivalents	-36.1%
Not Rated	1.9%
BB	0.7%
BBB	2.5%
AAA	131.0%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155939
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Long Duration Government Opportunities Fund
Class Name	Class C
Trading Symbol	MSGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Long Duration Government Opportunities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.62%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Long Treasury Index:

↓ Duration positioning detracted, as the headline duration of the portfolio was modestly longer than its benchmark for much of the year

↓ On an absolute basis, the Fund’s U.S. Treasury futures positions were negatively impacted by the rise in yields during the period

↑ A large allocation to U.S. agency collateralized mortgage obligations (CMOs) and U.S. agency pass-through securities, which are not included in the benchmark, were the largest contributors due to these securities’ higher yields

↑ A modest out-of-benchmark allocation to non-agency residential mortgage-backed securities (RMBS) benefited from both spread tightening and attractive yields

↑ Yield curve positioning was advantageous, helped by an overweight to the intermediate portion of the curve and an underweight to the long end of the curve

Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index	Bloomberg U.S. Long Treasury Index
4/15	$10,000	$10,000	$10,000	$10,000
5/15	$9,954	$9,983	$9,990	$9,841
6/15	$9,877	$9,871	$9,909	$9,464
7/15	$9,922	$9,929	$9,981	$9,795
8/15	$9,902	$9,899	$9,987	$9,793
9/15	$9,948	$9,938	$10,061	$9,944
10/15	$9,949	$9,970	$10,043	$9,890
11/15	$9,919	$9,933	$10,015	$9,809
12/15	$9,892	$9,884	$10,003	$9,807
1/16	$10,031	$9,993	$10,178	$10,300
2/16	$10,070	$10,064	$10,245	$10,607
3/16	$10,099	$10,187	$10,267	$10,607
4/16	$10,150	$10,257	$10,268	$10,554
5/16	$10,142	$10,265	$10,274	$10,638
6/16	$10,286	$10,445	$10,437	$11,291
7/16	$10,334	$10,531	$10,469	$11,544
8/16	$10,352	$10,543	$10,442	$11,434
9/16	$10,357	$10,545	$10,447	$11,250
10/16	$10,279	$10,475	$10,371	$10,791
11/16	$10,068	$10,240	$10,140	$9,991
12/16	$10,051	$10,270	$10,134	$9,937
1/17	$10,066	$10,307	$10,146	$9,976
2/17	$10,103	$10,386	$10,195	$10,132
3/17	$10,089	$10,383	$10,194	$10,076
4/17	$10,139	$10,469	$10,263	$10,232
5/17	$10,200	$10,550	$10,327	$10,434
6/17	$10,196	$10,541	$10,301	$10,475
7/17	$10,222	$10,593	$10,330	$10,411
8/17	$10,300	$10,684	$10,426	$10,768
9/17	$10,248	$10,647	$10,365	$10,536
10/17	$10,240	$10,660	$10,357	$10,528
11/17	$10,224	$10,644	$10,342	$10,603
12/17	$10,239	$10,690	$10,374	$10,785
1/18	$10,114	$10,588	$10,243	$10,437
2/18	$10,039	$10,487	$10,171	$10,124
3/18	$10,092	$10,540	$10,253	$10,430
4/18	$10,029	$10,470	$10,184	$10,227
5/18	$10,106	$10,527	$10,266	$10,444
6/18	$10,090	$10,512	$10,270	$10,462
7/18	$10,048	$10,534	$10,241	$10,308
8/18	$10,105	$10,585	$10,312	$10,471
9/18	$10,003	$10,540	$10,230	$10,161
10/18	$9,939	$10,452	$10,176	$9,851
11/18	$9,960	$10,499	$10,266	$10,037
12/18	$10,161	$10,663	$10,471	$10,587
1/19	$10,217	$10,810	$10,534	$10,658
2/19	$10,202	$10,822	$10,514	$10,527
3/19	$10,353	$11,017	$10,694	$11,081
4/19	$10,349	$11,033	$10,674	$10,882
5/19	$10,515	$11,202	$10,878	$11,594
6/19	$10,594	$11,360	$10,969	$11,749
7/19	$10,614	$11,394	$10,979	$11,768
8/19	$10,852	$11,652	$11,240	$13,004
9/19	$10,774	$11,601	$11,186	$12,679
10/19	$10,772	$11,639	$11,207	$12,570
11/19	$10,753	$11,637	$11,190	$12,505
12/19	$10,726	$11,654	$11,165	$12,156
1/20	$10,904	$11,863	$11,359	$12,989
2/20	$11,092	$12,041	$11,586	$13,859
3/20	$10,974	$11,806	$11,835	$14,698
4/20	$11,104	$12,042	$11,909	$14,995
5/20	$11,119	$12,155	$11,899	$14,715
6/20	$11,208	$12,256	$11,901	$14,734
7/20	$11,298	$12,471	$11,988	$15,357
8/20	$11,250	$12,399	$11,914	$14,695
9/20	$11,252	$12,377	$11,919	$14,751
10/20	$11,178	$12,333	$11,852	$14,307
11/20	$11,204	$12,494	$11,880	$14,479
12/20	$11,229	$12,537	$11,875	$14,308
1/21	$11,203	$12,458	$11,814	$13,792
2/21	$11,067	$12,297	$11,658	$13,024
3/21	$10,956	$12,154	$11,531	$12,375
4/21	$11,019	$12,256	$11,607	$12,663
5/21	$11,008	$12,303	$11,622	$12,720
6/21	$11,037	$12,393	$11,662	$13,175
7/21	$11,124	$12,517	$11,784	$13,655
8/21	$11,088	$12,509	$11,764	$13,627
9/21	$11,014	$12,402	$11,673	$13,236
10/21	$10,975	$12,392	$11,658	$13,483
11/21	$10,977	$12,407	$11,705	$13,840
12/21	$10,914	$12,399	$11,665	$13,644
1/22	$10,724	$12,127	$11,465	$13,079
2/22	$10,600	$11,961	$11,375	$12,888
3/22	$10,269	$11,640	$11,047	$12,200
4/22	$9,943	$11,206	$10,689	$11,115
5/22	$9,955	$11,268	$10,749	$10,905
6/22	$9,845	$11,043	$10,623	$10,744
7/22	$10,026	$11,320	$10,861	$11,030
8/22	$9,762	$11,026	$10,552	$10,542
9/22	$9,358	$10,551	$10,122	$9,709
10/22	$9,170	$10,435	$9,981	$9,171
11/22	$9,487	$10,824	$10,301	$9,819
12/22	$9,417	$10,788	$10,252	$9,652
1/23	$9,721	$11,122	$10,539	$10,271
2/23	$9,498	$10,849	$10,282	$9,784
3/23	$9,661	$11,104	$10,539	$10,247
4/23	$9,710	$11,171	$10,595	$10,301
5/23	$9,580	$11,056	$10,491	$10,013
6/23	$9,444	$11,038	$10,489	$10,011
7/23	$9,315	$11,049	$10,262	$9,794
8/23	$9,136	$10,983	$9,976	$9,521
9/23	$8,496	$10,721	$9,248	$8,827
10/23	$7,979	$10,560	$8,792	$8,391
11/23	$8,955	$11,035	$9,597	$9,159
12/23	$9,922	$11,454	$10,423	$9,948
1/24	$9,796	$11,426	$10,193	$9,729
2/24	$9,278	$11,289	$9,961	$9,507
3/24	$9,435	$11,400	$10,083	$9,624
4/24	$8,586	$11,134	$9,469	$9,038
5/24	$9,095	$11,318	$9,739	$9,296
6/24	$9,420	$11,422	$9,900	$9,449
7/24	$9,962	$11,681	$10,254	$9,787
8/24	$10,334	$11,853	$10,463	$9,986
9/24	$10,455	$12,015	$10,675	$10,188
10/24	$9,575	$11,743	$10,119	$9,658
11/24	$9,837	$11,866	$10,303	$9,833
12/24	$9,261	$11,687	$9,754	$9,310

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 4/30/15(Inception)
Class C, with conversion to Class A after 8 years	(7.44)%	(3.16)%	(0.79)%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	(8.33)%	(3.16)%	(0.79)%
Bloomberg U.S. Universal Index	2.04%	0.06%	1.63%
Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index	(6.41)%	(2.67)%	(0.26)%
Bloomberg U.S. Long Treasury Index	(6.41)%	(5.20)%	(0.74)%

Performance Inception Date	Apr. 30, 2015
AssetsNet	$ 212,585,110
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 329,907
InvestmentCompanyPortfolioTurnover	520.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$212,585,110
# of Portfolio Holdings	176
Portfolio Turnover Rate	520%
Total Advisory Fees Paid	$329,907

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash & Equivalents	-36.1%
Not Rated	1.9%
BB	0.7%
BBB	2.5%
AAA	131.0%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006470
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Long Duration Government Opportunities Fund
Class Name	Class I
Trading Symbol	USGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Long Duration Government Opportunities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.49%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Long Treasury Index:

↓ Duration positioning detracted, as the headline duration of the portfolio was modestly longer than its benchmark for much of the year

↓ On an absolute basis, the Fund’s U.S. Treasury futures positions were negatively impacted by the rise in yields during the period

↑ A large allocation to U.S. agency collateralized mortgage obligations (CMOs) and U.S. agency pass-through securities, which are not included in the benchmark, were the largest contributors due to these securities’ higher yields

↑ A modest out-of-benchmark allocation to non-agency residential mortgage-backed securities (RMBS) benefited from both spread tightening and attractive yields

↑ Yield curve positioning was advantageous, helped by an overweight to the intermediate portion of the curve and an underweight to the long end of the curve

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index	Bloomberg U.S. Long Treasury Index
12/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
1/15	$1,011,804	$1,019,035	$1,085,588	$1,085,588
2/15	$1,003,544	$1,013,096	$1,027,535	$1,027,535
3/15	$1,008,889	$1,017,278	$1,039,592	$1,039,592
4/15	$1,007,691	$1,016,097	$1,007,284	$1,007,284
5/15	$1,003,946	$1,014,320	$991,287	$991,287
6/15	$997,017	$1,002,999	$953,290	$953,290
7/15	$1,003,875	$1,008,840	$986,673	$986,673
8/15	$1,002,582	$1,005,867	$986,482	$986,482
9/15	$1,007,225	$1,009,805	$1,001,675	$1,001,675
10/15	$1,008,245	$1,013,032	$996,210	$996,210
11/15	$1,006,027	$1,009,338	$988,039	$988,039
12/15	$1,004,392	$1,004,296	$987,873	$987,873
1/16	$1,019,407	$1,015,382	$1,037,506	$1,037,506
2/16	$1,024,337	$1,022,595	$1,068,421	$1,068,421
3/16	$1,028,311	$1,035,127	$1,068,418	$1,068,418
4/16	$1,034,428	$1,042,180	$1,063,069	$1,063,069
5/16	$1,034,566	$1,042,994	$1,071,501	$1,071,501
6/16	$1,050,462	$1,061,356	$1,137,275	$1,137,275
7/16	$1,056,377	$1,070,102	$1,162,780	$1,162,780
8/16	$1,059,263	$1,071,256	$1,151,744	$1,151,744
9/16	$1,060,708	$1,071,510	$1,133,202	$1,133,202
10/16	$1,053,681	$1,064,402	$1,086,981	$1,086,981
11/16	$1,032,900	$1,040,477	$1,006,338	$1,006,338
12/16	$1,033,290	$1,043,568	$1,000,978	$1,000,978
1/17	$1,034,613	$1,047,250	$1,004,915	$1,004,915
2/17	$1,039,352	$1,055,330	$1,020,573	$1,020,573
3/17	$1,038,871	$1,054,976	$1,014,944	$1,014,944
4/17	$1,046,182	$1,063,730	$1,030,608	$1,030,608
5/17	$1,052,235	$1,071,937	$1,050,989	$1,050,989
6/17	$1,052,884	$1,071,028	$1,055,171	$1,055,171
7/17	$1,056,572	$1,076,363	$1,048,652	$1,048,652
8/17	$1,065,739	$1,085,649	$1,084,669	$1,084,669
9/17	$1,061,228	$1,081,828	$1,061,241	$1,061,241
10/17	$1,061,364	$1,083,127	$1,060,440	$1,060,440
11/17	$1,060,772	$1,081,488	$1,068,042	$1,068,042
12/17	$1,063,361	$1,086,256	$1,086,376	$1,086,376
1/18	$1,052,394	$1,075,803	$1,051,295	$1,051,295
2/18	$1,044,235	$1,065,602	$1,019,725	$1,019,725
3/18	$1,051,913	$1,070,977	$1,050,595	$1,050,595
4/18	$1,045,033	$1,063,831	$1,030,172	$1,030,172
5/18	$1,054,189	$1,069,632	$1,051,967	$1,051,967
6/18	$1,053,368	$1,068,081	$1,053,838	$1,053,838
7/18	$1,049,998	$1,070,316	$1,038,329	$1,038,329
8/18	$1,057,016	$1,075,589	$1,054,700	$1,054,700
9/18	$1,048,440	$1,070,981	$1,023,458	$1,023,458
10/18	$1,042,727	$1,062,021	$992,280	$992,280
11/18	$1,045,841	$1,066,798	$1,011,058	$1,011,058
12/18	$1,066,943	$1,083,488	$1,066,377	$1,066,377
1/19	$1,073,770	$1,098,427	$1,073,536	$1,073,536
2/19	$1,074,340	$1,099,625	$1,060,416	$1,060,416
3/19	$1,091,315	$1,119,481	$1,116,144	$1,116,144
4/19	$1,090,633	$1,121,048	$1,096,160	$1,096,160
5/19	$1,110,626	$1,138,221	$1,167,887	$1,167,887
6/19	$1,120,037	$1,154,320	$1,183,479	$1,183,479
7/19	$1,121,994	$1,157,756	$1,185,375	$1,185,375
8/19	$1,148,366	$1,183,953	$1,309,835	$1,309,835
9/19	$1,142,342	$1,178,824	$1,277,162	$1,277,162
10/19	$1,141,994	$1,182,633	$1,266,190	$1,266,190
11/19	$1,142,233	$1,182,396	$1,259,649	$1,259,649
12/19	$1,140,609	$1,184,158	$1,224,492	$1,224,492
1/20	$1,159,270	$1,205,411	$1,308,311	$1,308,311
2/20	$1,180,468	$1,223,460	$1,395,976	$1,395,976
3/20	$1,170,232	$1,199,562	$1,480,465	$1,480,465
4/20	$1,184,033	$1,223,591	$1,510,417	$1,510,417
5/20	$1,187,949	$1,235,019	$1,482,222	$1,482,222
6/20	$1,198,627	$1,245,324	$1,484,142	$1,484,142
7/20	$1,208,098	$1,267,199	$1,546,859	$1,546,859
8/20	$1,203,969	$1,259,892	$1,480,167	$1,480,167
9/20	$1,205,377	$1,257,621	$1,485,862	$1,485,862
10/20	$1,198,371	$1,253,126	$1,441,146	$1,441,146
11/20	$1,202,171	$1,269,479	$1,458,445	$1,458,445
12/20	$1,206,476	$1,273,862	$1,441,263	$1,441,263
1/21	$1,204,608	$1,265,856	$1,389,263	$1,389,263
2/21	$1,192,200	$1,249,522	$1,311,919	$1,311,919
3/21	$1,180,011	$1,234,981	$1,246,516	$1,246,516
4/21	$1,187,948	$1,245,366	$1,275,525	$1,275,525
5/21	$1,189,151	$1,250,116	$1,281,272	$1,281,272
6/21	$1,193,457	$1,259,230	$1,327,074	$1,327,074
7/21	$1,204,092	$1,271,874	$1,375,480	$1,375,480
8/21	$1,201,192	$1,271,025	$1,372,586	$1,372,586
9/21	$1,192,990	$1,260,171	$1,333,289	$1,333,289
10/21	$1,191,151	$1,259,141	$1,358,078	$1,358,078
11/21	$1,192,373	$1,260,662	$1,394,123	$1,394,123
12/21	$1,185,460	$1,259,812	$1,374,299	$1,374,299
1/22	$1,167,105	$1,232,192	$1,317,423	$1,317,423
2/22	$1,154,461	$1,215,392	$1,298,164	$1,298,164
3/22	$1,119,191	$1,182,785	$1,228,861	$1,228,861
4/22	$1,085,853	$1,138,670	$1,119,588	$1,119,588
5/22	$1,086,766	$1,144,935	$1,098,402	$1,098,402
6/22	$1,077,027	$1,122,056	$1,082,204	$1,082,204
7/22	$1,096,630	$1,150,267	$1,111,078	$1,111,078
8/22	$1,068,438	$1,120,364	$1,061,893	$1,061,893
9/22	$1,024,857	$1,072,095	$978,006	$978,006
10/22	$1,006,472	$1,060,331	$923,741	$923,741
11/22	$1,042,488	$1,099,867	$989,065	$989,065
12/22	$1,035,787	$1,096,132	$972,241	$972,241
1/23	$1,068,909	$1,130,134	$1,034,561	$1,034,561
2/23	$1,045,191	$1,102,365	$985,486	$985,486
3/23	$1,064,211	$1,128,226	$1,032,200	$1,032,200
4/23	$1,070,727	$1,135,118	$1,037,578	$1,037,578
5/23	$1,058,098	$1,123,349	$1,008,579	$1,008,579
6/23	$1,041,968	$1,121,603	$1,008,412	$1,008,412
7/23	$1,029,511	$1,122,718	$986,551	$986,551
8/23	$1,010,026	$1,115,957	$959,043	$959,043
9/23	$938,220	$1,089,347	$889,087	$889,087
10/23	$881,379	$1,072,965	$845,213	$845,213
11/23	$989,444	$1,121,254	$922,602	$922,602
12/23	$1,098,109	$1,163,799	$1,002,025	$1,002,025
1/24	$1,083,031	$1,161,014	$979,963	$979,963
2/24	$1,026,065	$1,147,094	$957,596	$957,596
3/24	$1,043,750	$1,158,357	$969,394	$969,394
4/24	$951,573	$1,131,288	$910,338	$910,338
5/24	$1,006,765	$1,150,040	$936,344	$936,344
6/24	$1,043,017	$1,160,554	$951,800	$951,800
7/24	$1,103,284	$1,186,895	$985,820	$985,820
8/24	$1,144,752	$1,204,368	$1,005,898	$1,005,898
9/24	$1,159,992	$1,220,886	$1,026,241	$1,026,241
10/24	$1,062,894	$1,193,156	$972,817	$972,817
11/24	$1,092,253	$1,205,735	$990,477	$990,477
12/24	$1,027,176	$1,187,525	$937,781	$937,781

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	(6.46)%	(2.07)%	0.27%
Bloomberg U.S. Universal Index	2.04%	0.06%	1.73%
Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index	(6.41)%	(2.67)%	(0.14)%
Bloomberg U.S. Long Treasury Index	(6.41)%	(5.20)%	(0.64)%

AssetsNet	$ 212,585,110
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 329,907
InvestmentCompanyPortfolioTurnover	520.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$212,585,110
# of Portfolio Holdings	176
Portfolio Turnover Rate	520%
Total Advisory Fees Paid	$329,907

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash & Equivalents	-36.1%
Not Rated	1.9%
BB	0.7%
BBB	2.5%
AAA	131.0%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006469
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Long Duration Government Opportunities Fund
Class Name	Class L
Trading Symbol	USGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Long Duration Government Opportunities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$108	1.12%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Long Treasury Index:

↓ Duration positioning detracted, as the headline duration of the portfolio was modestly longer than its benchmark for much of the year

↓ On an absolute basis, the Fund’s U.S. Treasury futures positions were negatively impacted by the rise in yields during the period

↑ A large allocation to U.S. agency collateralized mortgage obligations (CMOs) and U.S. agency pass-through securities, which are not included in the benchmark, were the largest contributors due to these securities’ higher yields

↑ A modest out-of-benchmark allocation to non-agency residential mortgage-backed securities (RMBS) benefited from both spread tightening and attractive yields

↑ Yield curve positioning was advantageous, helped by an overweight to the intermediate portion of the curve and an underweight to the long end of the curve

Line Graph [Table Text Block]
	Class L	Bloomberg U.S. Universal Index	Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index	Bloomberg U.S. Long Treasury Index
12/14	$10,000	$10,000	$10,000	$10,000
1/15	$10,102	$10,190	$10,180	$10,856
2/15	$10,026	$10,131	$10,085	$10,275
3/15	$10,074	$10,173	$10,137	$10,396
4/15	$10,057	$10,161	$10,109	$10,073
5/15	$10,016	$10,143	$10,099	$9,913
6/15	$9,942	$10,030	$10,017	$9,533
7/15	$9,993	$10,088	$10,090	$9,867
8/15	$9,976	$10,059	$10,096	$9,865
9/15	$10,016	$10,098	$10,171	$10,017
10/15	$10,021	$10,130	$10,153	$9,962
11/15	$10,006	$10,093	$10,124	$9,880
12/15	$9,973	$10,043	$10,113	$9,879
1/16	$10,116	$10,154	$10,289	$10,375
2/16	$10,171	$10,226	$10,357	$10,684
3/16	$10,205	$10,351	$10,379	$10,684
4/16	$10,249	$10,422	$10,380	$10,631
5/16	$10,257	$10,430	$10,386	$10,715
6/16	$10,408	$10,614	$10,551	$11,373
7/16	$10,461	$10,701	$10,584	$11,628
8/16	$10,472	$10,713	$10,556	$11,517
9/16	$10,492	$10,715	$10,561	$11,332
10/16	$10,419	$10,644	$10,484	$10,870
11/16	$10,210	$10,405	$10,251	$10,063
12/16	$10,196	$10,436	$10,245	$10,010
1/17	$10,204	$10,472	$10,257	$10,049
2/17	$10,258	$10,553	$10,307	$10,206
3/17	$10,236	$10,550	$10,306	$10,149
4/17	$10,303	$10,637	$10,375	$10,306
5/17	$10,369	$10,719	$10,440	$10,510
6/17	$10,358	$10,710	$10,413	$10,552
7/17	$10,389	$10,764	$10,443	$10,487
8/17	$10,485	$10,856	$10,540	$10,847
9/17	$10,424	$10,818	$10,478	$10,612
10/17	$10,420	$10,831	$10,470	$10,604
11/17	$10,409	$10,815	$10,455	$10,680
12/17	$10,440	$10,863	$10,488	$10,864
1/18	$10,316	$10,758	$10,355	$10,513
2/18	$10,232	$10,656	$10,283	$10,197
3/18	$10,302	$10,710	$10,365	$10,506
4/18	$10,242	$10,638	$10,295	$10,302
5/18	$10,314	$10,696	$10,379	$10,520
6/18	$10,313	$10,681	$10,382	$10,538
7/18	$10,263	$10,703	$10,352	$10,383
8/18	$10,338	$10,756	$10,424	$10,547
9/18	$10,237	$10,710	$10,342	$10,235
10/18	$10,177	$10,620	$10,287	$9,923
11/18	$10,202	$10,668	$10,378	$10,111
12/18	$10,414	$10,835	$10,585	$10,664
1/19	$10,475	$10,984	$10,649	$10,735
2/19	$10,464	$10,996	$10,629	$10,604
3/19	$10,623	$11,195	$10,811	$11,161
4/19	$10,623	$11,210	$10,791	$10,962
5/19	$10,798	$11,382	$10,997	$11,679
6/19	$10,884	$11,543	$11,089	$11,835
7/19	$10,910	$11,578	$11,099	$11,854
8/19	$11,158	$11,840	$11,363	$13,098
9/19	$11,083	$11,788	$11,308	$12,772
10/19	$11,086	$11,826	$11,329	$12,662
11/19	$11,070	$11,824	$11,313	$12,596
12/19	$11,048	$11,842	$11,287	$12,245
1/20	$11,235	$12,054	$11,483	$13,083
2/20	$11,434	$12,235	$11,712	$13,960
3/20	$11,317	$11,996	$11,964	$14,805
4/20	$11,456	$12,236	$12,040	$15,104
5/20	$11,476	$12,350	$12,029	$14,822
6/20	$11,572	$12,453	$12,031	$14,841
7/20	$11,670	$12,672	$12,119	$15,469
8/20	$11,625	$12,599	$12,044	$14,802
9/20	$11,632	$12,576	$12,049	$14,859
10/20	$11,546	$12,531	$11,982	$14,411
11/20	$11,590	$12,695	$12,010	$14,584
12/20	$11,624	$12,739	$12,005	$14,413
1/21	$11,601	$12,659	$11,943	$13,893
2/21	$11,465	$12,495	$11,786	$13,119
3/21	$11,355	$12,350	$11,657	$12,465
4/21	$11,425	$12,454	$11,734	$12,755
5/21	$11,418	$12,501	$11,749	$12,813
6/21	$11,453	$12,592	$11,790	$13,271
7/21	$11,549	$12,719	$11,913	$13,755
8/21	$11,515	$12,710	$11,893	$13,726
9/21	$11,444	$12,602	$11,800	$13,333
10/21	$11,408	$12,591	$11,785	$13,581
11/21	$11,414	$12,607	$11,833	$13,941
12/21	$11,355	$12,598	$11,793	$13,743
1/22	$11,162	$12,322	$11,591	$13,174
2/22	$11,037	$12,154	$11,500	$12,982
3/22	$10,697	$11,828	$11,167	$12,289
4/22	$10,361	$11,387	$10,806	$11,196
5/22	$10,365	$11,449	$10,866	$10,984
6/22	$10,268	$11,221	$10,739	$10,822
7/22	$10,461	$11,503	$10,979	$11,111
8/22	$10,189	$11,204	$10,667	$10,619
9/22	$9,772	$10,721	$10,233	$9,780
10/22	$9,580	$10,603	$10,090	$9,237
11/22	$9,915	$10,999	$10,414	$9,891
12/22	$9,847	$10,961	$10,364	$9,722
1/23	$10,168	$11,301	$10,654	$10,346
2/23	$9,939	$11,024	$10,394	$9,855
3/23	$10,114	$11,282	$10,654	$10,322
4/23	$10,170	$11,351	$10,711	$10,376
5/23	$10,032	$11,233	$10,605	$10,086
6/23	$9,875	$11,216	$10,604	$10,084
7/23	$9,753	$11,227	$10,374	$9,866
8/23	$9,564	$11,160	$10,085	$9,590
9/23	$8,884	$10,893	$9,349	$8,891
10/23	$8,346	$10,730	$8,888	$8,452
11/23	$9,356	$11,213	$9,701	$9,226
12/23	$10,370	$11,638	$10,537	$10,020
1/24	$10,238	$11,610	$10,305	$9,800
2/24	$9,685	$11,471	$10,069	$9,576
3/24	$9,846	$11,584	$10,193	$9,694
4/24	$8,963	$11,313	$9,572	$9,103
5/24	$9,489	$11,500	$9,846	$9,363
6/24	$9,823	$11,606	$10,008	$9,518
7/24	$10,382	$11,869	$10,366	$9,858
8/24	$10,764	$12,044	$10,577	$10,059
9/24	$10,902	$12,209	$10,791	$10,262
10/24	$9,990	$11,932	$10,229	$9,728
11/24	$10,258	$12,057	$10,415	$9,905
12/24	$9,645	$11,875	$9,861	$9,378

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	(6.99)%	(2.68)%	(0.36)%
Bloomberg U.S. Universal Index	2.04%	0.06%	1.73%
Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index	(6.41)%	(2.67)%	(0.14)%
Bloomberg U.S. Long Treasury Index	(6.41)%	(5.20)%	(0.64)%

AssetsNet	$ 212,585,110
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 329,907
InvestmentCompanyPortfolioTurnover	520.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$212,585,110
# of Portfolio Holdings	176
Portfolio Turnover Rate	520%
Total Advisory Fees Paid	$329,907

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash & Equivalents	-36.1%
Not Rated	1.9%
BB	0.7%
BBB	2.5%
AAA	131.0%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports